Investees (Details 2) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Current assets	₪ 5,023	[1]	₪ 5,335
Non-current assets	14,352	[1]	15,304
Current liabilities	6,908	[1]	4,111
Non-current liabilities	11,703	[1]	13,442
Total net assets	19,375	[1]	20,639
Carrying amount of non-controlling interests	536	[1]	1,840
Revenues	9,321	[1]	9,789	₪ 10,084
Profit (loss)	(1,859)	[1]	741	488
Other comprehensive Income (loss)	42
Total comprehensive Income (loss)	(1,817)	[1]	733	473
Profit (loss) attributable to non-controlling interests	(830)	[1]	663	724
Total comprehensive Income (loss) attributable to non-controlling interests	(799)	[1]	657	713
Cash flows from operating activities	3,486	[1]	3,487	3,462
Cash flows from investing activities	(2,618)	[1]	(1,128)	(948)
Cash flow from financing activities without dividend to non-controlling interests	(2,150)	[1]	(735)	(2,333)
Dividend paid to non-controlling interests	505	[1]	948	1,062
Total increase (decrease) in cash and cash equivalents	₪ (1,282)	[1]	₪ 1,624	₪ 181
Bcom Group [Member]
Disclosure of subsidiaries [line items]
Rate of direct ownership interests held by non-controlling interests	73.66%		73.66%	73.66%
Current assets	₪ 4,431		₪ 4,823	₪ 3,559
Non-current assets	11,892		12,026	13,083
Current liabilities	4,433		3,857	3,966
Non-current liabilities	11,456		10,848	10,270
Total net assets	434		2,144	2,406
Carrying amount of non-controlling interests	482		1,840	2,131
Revenues	9,321		9,789	10,084
Profit (loss)	(1,859)		858	989
Other comprehensive Income (loss)	42		(8)	(15)
Total comprehensive Income (loss)	(1,817)		850	974
Profit (loss) attributable to non-controlling interests	(830)		663	724
Total comprehensive Income (loss) attributable to non-controlling interests	(799)		657	713
Cash flows from operating activities	3,486		3,525	3,526
Cash flows from investing activities	(2,618)		(1,148)	(1,567)
Cash flow from financing activities without dividend to non-controlling interests	(1,645)		104	(804)
Dividend paid to non-controlling interests	(505)		(948)	(1,062)
Total increase (decrease) in cash and cash equivalents	₪ (1,282)		₪ 1,533	₪ 93

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1.